Subsequent Events (Details)	Jan. 21, 2025 MYR (RM) shares
Subsequent Events [Line Items]
Total consideration | RM	RM 1,000,000
Nonadjusting Events After Reporting Period [Member]
Subsequent Events [Line Items]
Ordinary shares | shares	1,000,000